INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAXES
Summary of income tax expense

For the Years Ended
December 31,
	2024	2023	2022
Current income tax expense	$—	$—	$—
Deferred income tax expense	—	—	—
Income tax expense	$—	$—	$—

Summary of reconciliation of the statutory tax rate to the effective tax rate

	For the Years Ended
	December 31,
	2024	2023	2022
PRC statutory income tax rate	25%	25%	25%
Impact of different income tax rates in other jurisdictions	(2.2)%	(4.7)%	(0.8)%
Effect of preferential tax rate(a)	(16.4)%	(20.2)%	(18.0)%
Effect of non-deductible expenses	(0.2)%	(1.9)%	(0.2)%
Effect of change in valuation allowance	(6.2)%	1.8%	(6.0)%
Effective tax rate	0.0%	0.0%	0.0%
(a)	The Company’s subsidiaries, Horgos Baosheng, Kashi Baosheng and Baosheng Technology are subject to a favorable tax rate of 0%. For the years ended December 31, 2024, 2023 and 2022, no tax saving resulted from the favorable tax rate.

Summary of deferred tax assets

	December 31,	December 31,
	2024	2023
Net operating losses carryforwards	$4,448,794	$2,903,728
Allowance for doubtful accounts of accounts receivable	63,357	193,032
Allowance for doubtful accounts of prepayments	15,605	3,971
Allowance for doubtful accounts of other current assets	11,381	1,668
Less: Allowance on deferred tax assets	(4,539,137)	(3,102,399)
	$—	$—